Property and equipment, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and equipment, net
Depreciation expense	¥ 11,843,695	$ 1,717,174	¥ 18,275,703	¥ 21,126,504